CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unearned Compensation-ESOP	Unearned Compensation-Restricted Stock	Treasury Stock	Comprehensive Income
Balance at Dec. 31, 2009	$ 17,646	$ 278	$ 11,329	$ 7,546	$ 127	$ (450)		$ (1,184)
Comprehensive income:
Net income	1,453			1,453					1,453
Net unrealized gain (loss) on securities available for sale, net of related tax effects of $9,000 and $4,000 during the period 2011 and 2010, respectively	(7)				(7)				(7)
Total comprehensive income	1,446								1,446
Common stock held by ESOP allocated or committed to be allocated (8,192 and 8,193 shares during the period 2011 and 2010, respectively)	42		(40)			82
Restricted stock granted in connection with equity incentive plan (25,998 and 25,000 shares during the period 2011 and 2010, respectively)			130				(130)
Forfeiture of restricted stock (7,650 and 1,000 shares during the period 2011 and 2010, respectively)			(5)				5
Share based compensation - options	10		10
Share based compensation - restricted stock	(77)						25
Balance at Dec. 31, 2010	19,169	278	11,424	8,999	120	(368)	(100)	(1,184)
Comprehensive income:
Net income	1,011			1,011					1,011
Net unrealized gain (loss) on securities available for sale, net of related tax effects of $9,000 and $4,000 during the period 2011 and 2010, respectively	14				14				14
Total comprehensive income	1,025								1,025
Common stock held by ESOP allocated or committed to be allocated (8,192 and 8,193 shares during the period 2011 and 2010, respectively)	56		(26)			82
Restricted stock granted in connection with equity incentive plan (25,998 and 25,000 shares during the period 2011 and 2010, respectively)			169				(169)
Forfeiture of restricted stock (7,650 and 1,000 shares during the period 2011 and 2010, respectively)			(46)				46
Reissuance of treasury stock (5,796 shares during the period 2011)			(50)					50
Purchase of treasury stock (280 shares during the period 2011)	(2)							(2)
Share based compensation - options	25		25
Share based compensation - restricted stock	(137)						56
Balance at Dec. 31, 2011	$ 20,329	$ 278	$ 11,496	$ 10,010	$ 134	$ (286)	$ (167)	$ (1,136)